Noncontrolling Interest	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest

18.Noncontrolling Interest

Initial Public Offering of Common Shares of PrairieSky

On May 22, 2014, PrairieSky filed a final prospectus to qualify the distribution of 52.0 million common shares (the "IPO"), to be sold by Encana pursuant to the terms of an underwriting agreement dated May 22, 2014, at a price of C$28.00 per common share (the "Offering Price").

On May 27, 2014, prior to closing the IPO, PrairieSky acquired from Encana a royalty business in exchange for common shares of PrairieSky pursuant to the Purchase and Sale Agreement dated May 22, 2014 between PrairieSky and Encana (the "Agreement").  The royalty business assets acquired by PrairieSky comprise: (i) fee simple mineral title in lands prospective for petroleum, natural gas and certain other mines and minerals located predominantly in central and southern Alberta (the "Fee Lands"); (ii) lessor interests in and to leases that are currently issued in respect of certain Fee Lands; (iii) royalty interests, including overriding royalty interests, gross overriding royalty interests and production payments on lands located predominantly in Alberta; (iv) an irrevocable, perpetual licence to certain proprietary seismic data of Encana (the "Seismic Licence"); and (v) certain other related assets as set forth in the Agreement.

As part of the Agreement, PrairieSky and Encana entered into: (i) a Seismic Licence Agreement whereby Encana granted the Seismic Licence to PrairieSky; and (ii) Lease Issuance and Administration Agreements whereby PrairieSky issued leases to document Encana’s retention of its working interest in respect of certain Fee Lands and pursuant to which PrairieSky receives royalties from Encana.

On May 29, 2014, Encana completed the IPO of 52.0 million common shares of PrairieSky at the Offering Price for gross proceeds of approximately C$1.46 billion.  On June 3, 2014, the over-allotment option granted to the underwriters to purchase up to an additional 7.8 million common shares was exercised in full for gross proceeds of approximately C$218.4 million.  Encana received aggregate gross proceeds from the IPO of approximately C$1.67 billion ($1.54 billion).  Subsequent to the IPO, Encana owned 70.2 million common shares of PrairieSky, representing a 54 percent ownership interest.

The noncontrolling interest in the former consolidated subsidiary, PrairieSky, was reflected as a separate component of Total Equity in the Consolidated Balance Sheet.  Encana recorded $117 million of the proceeds from the IPO as a noncontrolling interest and the remainder of the proceeds of $1,427 million, less transaction costs of $82 million, was recognized as paid in surplus.

Secondary Public Offering of Common Shares of PrairieSky

On September 8, 2014, Encana and PrairieSky announced the secondary offering of 70.2 million common shares of PrairieSky at a price of C$36.50 per common share, for aggregate gross proceeds to Encana of approximately C$2.6 billion.  Following the completion of the secondary offering on September 26, 2014, Encana no longer holds an interest in PrairieSky.  As discussed in Note 4, the PrairieSky divestiture resulted in a significant alteration between capitalized costs and proved reserves in the Canadian cost centre.  Accordingly, Encana recognized a gain on the divestiture of approximately $2,094 million, which is included in (gain) loss on divestitures in the Company's Consolidated Statement of Earnings.  In conjunction with the divestiture, Encana derecognized the carrying amount of the net assets of $258 million, including goodwill of $39 million, and the noncontrolling interest of $133 million.

Distributions to Noncontrolling Interest Owners

During the period from May 29, 2014 to September 25, 2014, PrairieSky paid dividends of C$0.3174 per common share totaling $38 million, of which $18 million is attributable to the noncontrolling interest as presented in the Consolidated Statement of Changes in Shareholders' Equity and Consolidated Statement of Cash Flows.

Net Earnings Attributable to Noncontrolling Interest

During the period from May 29, 2014 to September 25, 2014, the Company held a controlling interest in PrairieSky.  Accordingly, Encana consolidated 100 percent of the financial position and results of operations of PrairieSky and recognized a noncontrolling interest for the third party ownership.  For the year ended December 31, 2014, net earnings and comprehensive income of $34 million were attributable to the noncontrolling interest as presented in the Consolidated Statement of Earnings and Consolidated Statement of Comprehensive Income.